Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12 – INCOME TAXES

The entities within the Company file separate tax returns in the respective tax jurisdictions in which they operate.

Cayman Islands

The Company is a tax-exempt entity incorporated in Cayman Islands.

Hong Kong

HiTek Hong Kong Limited was incorporated in Hong Kong and does not conduct any substantial operations of its own. No provision for Hong Kong profits tax has been made in the consolidated financial statements as HiTek Hong Kong Limited has no assessable profits for the year ended December 31, 2019 and 2018.

PRC

The Company’s PRC operating subsidiary and VIEs, being incorporated in the PRC, are governed by the income tax law of the PRC and is subject to PRC enterprise income tax (“EIT”). The EIT rate of PRC is 25%, which applies to both domestic and foreign invested enterprises.  One of the Company’s subsidiaries located in the Xinjiang Huoerguosi special development zones, Huoerguosi, is currently exempt from corporate income tax in China from January 1, 2017 to December 31, 2020. State Administration of Taxation and Ministry of Finance issued a notice related to the tax relief policy of the small- scale enterprises on January 2019. According to the notice, from January 1, 2019 to December 31, 2019, if a small profit-making enterprise has annual taxable income less than or equal to RMB 1 million, only 25% of its annual taxable income will be subject to income tax at a reduced rate of 20%; for those with annual taxable income more than RMB 1 million but did not exceed RMB 3 million, 50% of their annual taxable income will be subject to income tax at the same reduced rate of 20%. The Company’s annual taxable income for the year ended December 31, 2019 makes the Company eligible for the tax relief policy.

The Company’s income (loss) before income taxes includes the following:

	For the years ended December 31
	2019	2018
Non-PRC operations	$(19,742)	$(7,626)
PRC operations	2,377,914	2,699,936
Total income before income taxes	$2,358,172	$2,692,310

Income tax expense was comprised of the followings:

	For the years ended December 31,
	2019	2018
Current tax expense
PRC	$32,442	$101,128
Deferred tax expense
PRC	306,736	371,567
Total income tax expense	$339,178	$472,695

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The unbilled revenue and cost were related to the timing difference between the PRC tax return and book under US GAAP. The cumulative tax effect at the expected rate of 25% of significant items comprising the net deferred tax amount is at December 31, 2019 and 2018 as follows:

	As of December 31,
	2019	2018
Deferred tax assets
Net operating loss	$2,867	$18,694
Deferred revenue	190,798	197,163
Unbilled cost	249,741	234,623
Software amortization	99,574	-
Allowance for doubtful accounts	30,597	89,159
Inventories obsolescence	4,035	18,840
Unrealized losses on trading securities	780	9,931
Accrued Bonus	30,152	29,121
Other	16,352	25,125
Total deferred tax assets	624,896	622,656
Deferred tax liabilities
Unbilled revenue	(1,144,704)	(845,714)
Deferred government subsidiary income	(42,475)	(33,621)
Other	(1,374)	(5,958)
Total deferred tax liabilities	(1,188,553)	(885,293)
Net deferred tax liabilities/assets	$(563,657)	$(262,637)

Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates:

	For the years ended December 31,
	2019	2018
PRC statutory tax rate	25.0%	25.0%
Permanent difference
For deferred offering costs	(3.8)%	(3.5)%
For others	0.4%	1.0%
Tax holiday effect	(7.2)%	(4.9)%
Effective tax rate	14.4%	17.6%

Uncertain Tax Positions

The Company did not have significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of and for the years ended December 31, 2019 and 2018.